Financial Instruments - Summary of Movement in the Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movement In Allowances For Impairment Of Trade Receivables [line items]
Amounts written off	$ (30)	$ (19)
Trade receivables [member]
Disclosure Of Movement In Allowances For Impairment Of Trade Receivables [line items]
Beginning balance	20	22
Impairment loss recognized	26	21
Amounts written off	(24)	(22)
Exchange translation differences		(1)
Ending balance	$ 22	$ 20